Financial assets and liabilities (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Opening balance	R$ 530,772
Payment of interest	(395,740)	R$ (288,797)	R$ (279,800)
Other	(4,499)	18,126	24,500
Closing balance	440,597	530,772
Accounts Payable To Selling Shareholders [Member]
IfrsStatementLineItems [Line Items]
Opening balance	530,772	566,867	528,678
Additions consideration to be transferred on business combinations	40,000	279,989	234,000
Payments of principal	(144,076)	(290,067)	(225,460)
Payment of interest	(49,608)	(78,931)	(55,989)
Interest	19,979	37,276	85,069
Remeasurement of contingent consideration	43,530	15,638	2,556
Other			(1,987)
Closing balance	R$ 440,597	R$ 530,772	R$ 566,867